Document And Entity Information	6 Months Ended
Dec. 31, 2025
Document Information Line Items
Entity Central Index Key	0001951089
Document Type	6-K
Document Fiscal Year Focus	2026
Entity Registrant Name	Critical Metals Corp.
Amendment Flag	false
Document Period End Date	Dec. 31, 2025
Document Fiscal Period Focus	Q2
Current Fiscal Year End Date	--06-30